Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments And Contingencies
NOTE 29 – COMMITMENTS AND CONTINGENCIES
Commitments
The Company has the following minimum payments for contractual commitments that are not recognized as liabilities at December 31, 2021, which are disclosed in Note 27(a) -
Risk Management, Liquidity Risk
.

	Undiscounted Contractual Cash Flows
	< 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total

Variable lease payments 1	$396,719	$477,562	$125,275	$12,999	$1,012,555

Lease payments related to leases which have not yet commenced 2	104,702	2,589,330	2,762,597	12,636,454	18,093,083
	$501,421	$3,066,892	$2,887,872	$12,649,453	$19,105,638

1	Variable lease payments associated lease liabilities (Note 8).

2
In October 2021, the Company executed a 12-year lease for office space in Calgary, Alberta. Basic rent and estimated common expense payments commence in December 2022, preceded by a fixturing period which the Company will use to build out the space. The Company will receive a tenant improvement allowance which is expected to cover the majority of the costs.

Contingencies
The Company may be party to legal proceedings and claims that arise in the ordinary course of business as either a plaintiff or defendant. The Company analyzes all legal proceedings and the allegations therein. The outcome of any proceedings, either individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.